Financial liabilities at FVTPL_Difference between carrying amount and maturity amount of financial liabilities at fair value through profit or loss designated as upon initial recognition (Details) - KRW (₩)
₩ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of difference between carrying amount and nominal amountat maturityof financial liabilities at fair value through profit or loss designated as upon initial recognition [Abstract]
Carrying amount	₩ 19,630	₩ 87,626
Nominal amount at maturity	25,780	97,503
Difference	₩ (6,150)	₩ (9,877)